Commitments and Contingencies - CO2 Minimum Purchase Commitment (Detail) (Wyoming Acquisition [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2014
Wyoming Acquisition [Member]
Minimum Purchase Commitment [Line Items]
Estimated payment obligation, Total	$ 62,103
Estimated payment obligation, Remainder 2014	3,203
Estimated payment obligation, 2015	12,222
Estimated payment obligation, 2016	12,101
Estimated payment obligation, 2017	11,624
Estimated payment obligation, 2018	7,872
Estimated payment obligation, Thereafter	$ 15,081